Work in Progress, Net - Summary of Unbilled Work in Progress (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current [member]
Disclosure Of Unbilled Work In Progress [Line items]
Unbilled work in progress	S/ 584,753	S/ 680,929
Current [member] | Gross carrying amount [member]
Disclosure Of Unbilled Work In Progress [Line items]
Unbilled rights receivable	535,119	971,882
Rights for concessions in progress		32,078
Cost of work in progress	49,634	87,168
Unbilled work in progress	584,753	1,091,128
Current [member] | Accumulated impairment [member]
Disclosure Of Unbilled Work In Progress [Line items]
Unbilled work in progress		(410,199)
Non current [member]
Disclosure Of Unbilled Work In Progress [Line items]
Unbilled work in progress	87,410	197,586
Non current [member] | Gross carrying amount [member]
Disclosure Of Unbilled Work In Progress [Line items]
Unbilled rights receivable	58,997	171,752
Rights for concessions in progress	28,413	25,834
Unbilled work in progress	S/ 87,410	S/ 197,586